Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2017
Related Party Transaction [Line Items]
Royalty payable, as a percentage of revenue	1.00%
Royalty payable, quarterly amount			$ 20	$ 50
Sponsorship royalties payable, as a percentage of revenue	25.00%
Affiliated Entity | License and royalty fees
Related Party Transaction [Line Items]
Expenses from related party	$ 80	$ 90	150
Parent Company | Allocation of corporate expenses
Related Party Transaction [Line Items]
Expenses from related party	1,200	130	130
Subsidiary of Common Parent
Related Party Transaction [Line Items]
Related party (payable) receivable	(800)	9,000
Subsidiary of Common Parent | Allocation of corporate expenses
Related Party Transaction [Line Items]
Transaction amounts from related party	$ (200)	$ 300	$ 300